ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts Payable And Accrued Liabilities Details
Accounts Payable	$ 417,866	$ 404,986	$ 252,749
Professional services (legal, audit, financial)	16,500	15,000	14,000
Other	135,363	70,447	69,152
Accounts Payable, Net	$ 569,729	$ 490,433	$ 355,901